Note 8 - Commitments and Contingencies (Details Textual) $ in Thousands	Jun. 30, 2018 USD ($)
Contractual Obligation, Total	$ 189,337
Contractual Obligation, Future Minimum Payments Due, Remainder of Fiscal Year	46,269
Contractual Obligation, Due in Second Year	143,068
Commitment Pursuant to Newbuilding Agreement for M/T Eco Palm Desert [Member]
Contractual Obligation, Total	17,985
Commitment Pursuant to Newbuilding Agreement for M/T Eco California [Member]
Contractual Obligation, Total	28,730
Commitment Pursuant to Newbuilding Agreement for M/T Eco Marina Del Rey [Member]
Contractual Obligation, Total	32,420
Commitment Pursuant to Newbuilding Agreement for M/T Eco Bel Air [Member]
Contractual Obligation, Total	55,101
Commitment Pursuant to Newbuilding Agreement for M/T Eco Beverley Hills [Member]
Contractual Obligation, Total	$ 55,101